Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Net Income (Loss)	$ 12,614	$ 114,963	$ 97,479